UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Brandon Fradd
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number: 028-13269

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Phone:         212-741-1092


Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                     1/5/09
------------------------------------------------------------------------------
   [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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


                                TITLE OF CUSIP          VALUE    SHARES     SH/ PUT/   INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                  CLASS                 (x$1000)   PRN  AMT   PRN CALL   DSCRETN   MANAGERS  SOLE     SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALLOS THERAPEUTICS INC          COM      019777101         1,343    224,947     SH        SOLE       N/A    224,947
ATHEROGENICS INC                COM      047439104           917    326,300     SH        SOLE       N/A    326,300
ATHEROGENICS INC                COM      047439104           917    326,300    PUT        SOLE       N/A    326,300
BIRCH MOUNTAIN RESOURCES        COM      09066X109           598    200,000     SH        SOLE       N/A    200,000
COLEY PHARMACEUTICAL GROUP      COM      19388P106         2,426    253,252     SH        SOLE       N/A    253,252
CV THERAPEUTICS INC             COM      126667104         1,428    181,493     SH        SOLE       N/A    181,493
DENDREON CORP                   COM      24823Q107         5,035    389,400    PUT        SOLE       N/A    389,400
EMISPHERE TECHNOLOGIES INC      COM      291345106           917    286,511     SH        SOLE       N/A    286,511
IMCLONE SYSTEMS INC             COM      45245W109         1,445     35,446     SH        SOLE       N/A     35,446
KERYX BIOPHARMACEUTICALS INC    COM      492515101         1,456    138,372     SH        SOLE       N/A    138,372
MEDAREX INC                     COM      583916101           679     52,484     SH        SOLE       N/A     52,484
MEDIVATION INC                  COM      58501N101         1,092     57,892     SH        SOLE       N/A     57,892
NEUROCHEM INC                   COM      64125K101         1,378     91,363     SH        SOLE       N/A     91,363
NEUROCHEM INC                   COM      64125K101         7,989    529,800    PUT        SOLE       N/A    529,800
NORTHSTAR NEUROSCIENCE INC      COM      66704V101           606     47,309     SH        SOLE       N/A     47,309
VANDA PHARMACEUTICALS INC       COM      921659108         1,727     70,897     SH        SOLE       N/A     70,897

                                     16                  29,953




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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         16
Form 13F Information Table Value Total:         29,953
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE